Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Property, Plant and Equipment [Line Items]
At cost:	$ 271,651	$ 123,801
Less: Accumulated depreciation	(93,287)	(56,718)
Less: Accumulated impairment losses	(36,052)
Total	142,312	67,083
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
At cost:	133,950	43,809
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
At cost:	44,850
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
At cost:	$ 92,851	$ 79,992